Income tax - Income tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Corporate income tax rate	30.00%	30.00%	30.00%
Employee wages and benefits tax deductible (as a percent)	47.00%
Withholding tax on dividends distributions (as a percent)	10.00%
Consolidated basis tax income	$ 59,984	$ 53,293	$ 59,472
Maximum
Income tax
Employee wages and benefits tax deductible (as a percent)	53.00%
Guatemala
Income tax
Corporate income tax rate	25.00%	25.00%
Costa Rica
Income tax
Corporate income tax rate		30.00%
Period in which tax losses can be carried forward	3 years
El Salvador
Income tax
Corporate income tax rate			30.00%
Mexico
Income tax
Period in which tax losses can be carried forward	10 years